Bonds and financing - Schedule of bonds and financing maturities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bonds and financing
Current bonds and financing	R$ 541,763	R$ 93,779
Total non-current liabilities	250,000	749,217
Total bonds and financing	R$ 791,763	R$ 842,996	R$ 831,226
Percentage of non-current bonds and financing	31.60%	88.90%
Percentage of bonds and financing	100.00%	100.00%
On year or less [member]
Bonds and financing
Current bonds and financing	R$ 541,763	R$ 93,779
Total bonds and financing	R$ 541,763
Percentage of current bonds and financing	68.40%	11.10%
One to two years [member]
Bonds and financing
Total non-current liabilities	R$ 250,000	R$ 499,217
Total bonds and financing	R$ 250,000
Percentage of non-current bonds and financing	31.60%	59.20%
Two to three years [member]
Bonds and financing
Total non-current liabilities	R$ 0	R$ 250,000
Percentage of non-current bonds and financing	0.00%	29.70%